LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.49%
INVESTMENT COMPANIES–97.49%
Equity Funds–28.65%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	411,010	$ 16,676,742
LVIP MFS Value Fund	352,208	18,141,549
LVIP SSGA Large Cap 100 Fund	2,946,384	44,204,596
LVIP SSGA Mid-Cap Index Fund	1,633,691	23,641,137
LVIP SSGA Nasdaq-100 Index Fund	287,102	2,744,409
LVIP SSGA S&P 500 Index Fund	5,217,692	133,379,856
LVIP SSGA Small-Cap Index Fund	721,967	29,202,832
LVIP T. Rowe Price Growth Stock Fund	775,997	51,235,211
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	398,461	14,574,508
		333,800,840
Fixed Income Funds–55.99%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	5,421,532	57,370,656
LVIP Delaware Bond Fund	17,555,682	245,270,427
LVIP JPMorgan High Yield Fund	3,394,431	36,809,207
LVIP PIMCO Low Duration Bond Fund	489,048	4,935,476
LVIP SSGA Bond Index Fund	4,842,732	56,379,086
LVIP SSGA Short-Term Bond Index Fund	748,904	7,798,337
LVIP Western Asset Core Bond Fund	23,481,435	243,690,333
		652,253,522
Global Equity Fund–1.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,260,095	11,742,824
		11,742,824
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	963,497	$ 11,235,340
		11,235,340
International Equity Funds–10.88%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	673,900	10,884,829
LVIP MFS International Growth Fund	1,041,867	22,696,043
LVIP Mondrian International Value Fund	1,019,757	16,666,903
LVIP SSGA Developed International 150 Fund	1,391,593	11,861,942
LVIP SSGA Emerging Markets Equity Index Fund	2,165,376	29,273,713
LVIP SSGA International Index Fund	3,306,002	35,394,056
		126,777,486
Total Affiliated Investments (Cost $898,894,980)		1,135,810,012
UNAFFILIATED INVESTMENT–2.36%
INVESTMENT COMPANY–2.36%
Money Market Fund–2.36%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	27,495,022	27,495,022
Total Unaffiliated Investment (Cost $27,495,022)		27,495,022

TOTAL INVESTMENTS–99.85% (Cost $926,390,002)	1,163,305,034
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,728,233
NET ASSETS APPLICABLE TO 79,447,661 SHARES OUTSTANDING–100.00%	$1,165,033,267

✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	Australian Dollar	$456,090	$462,970	6/14/21	$—	$(6,880)
10	British Pound	861,313	868,771	6/14/21	—	(7,458)
10	Euro	1,467,750	1,488,230	6/14/21	—	(20,480)
11	Japanese Yen	1,242,381	1,266,545	6/14/21	—	(24,164)
1	Swedish Krona	229,160	234,881	6/14/21	—	(5,721)
					—	(64,703)
Equity Contracts:
36	E-mini MSCI Emerging Markets Index	2,380,500	2,403,232	6/18/21	—	(22,732)
17	E-mini Russell 2000 Index	1,889,125	1,980,725	6/18/21	—	(91,600)
77	E-mini S&P 500 Index	15,274,490	15,115,033	6/18/21	159,457	—
18	E-mini S&P MidCap 400 Index	4,689,540	4,709,264	6/18/21	—	(19,724)
35	Euro STOXX 50 Index	1,586,780	1,553,353	6/18/21	33,427	—
10	FTSE 100 Index	920,835	926,701	6/18/21	—	(5,866)
14	OMXS 30 Index	350,623	344,677	4/16/21	5,946	—
4	SPI 200 Index	513,912	517,105	6/17/21	—	(3,193)
7	TOPIX Index	1,235,313	1,193,281	6/10/21	42,032	—
					240,862	(143,115)
Total Futures Contracts					$240,862	$(207,818)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,135,810,012	$—	$—	$1,135,810,012
Unaffiliated Investment Company	27,495,022	—	—	27,495,022
Total Investments	$1,163,305,034	$—	$—	$1,163,305,034
Derivatives:
Assets:
Futures Contracts	$240,862	$—	$—	$240,862
Liabilities:
Futures Contracts	$(207,818)	$—	$—	$(207,818)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.49%@
Equity Funds-28.65%@
✧✧LVIP Delaware Mid Cap Value Fund	$11,855,352	$3,331,670	$441,106	$14,401	$1,916,425	$16,676,742	411,010	$—	$—
✧✧LVIP MFS Value Fund	17,263,667	42,781	629,459	60,235	1,404,325	18,141,549	352,208	—	—
✧✧LVIP SSGA Large Cap 100 Fund	42,042,700	102,388	4,428,720	417,059	6,071,169	44,204,596	2,946,384	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	24,170,611	57,041	3,688,063	909,671	2,191,877	23,641,137	1,633,691	—	—
LVIP SSGA Nasdaq-100 Index Fund	—	2,913,212	40,014	(2,249)	(126,540)	2,744,409	287,102	—	—
✧✧LVIP SSGA S&P 500 Index Fund	154,548,804	366,800	30,560,743	18,244,524	(9,219,529)	133,379,856	5,217,692	—	—
✧✧LVIP SSGA Small-Cap Index Fund	31,237,776	71,886	6,119,550	3,136,659	876,061	29,202,832	721,967	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	55,763,006	133,761	6,089,799	2,339,397	(911,154)	51,235,211	775,997	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	12,372,268	2,868,942	442,707	18,476	(242,471)	14,574,508	398,461	—	—
Fixed Income Funds-55.99%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	57,073,184	2,095,491	1,909,427	40,254	71,154	57,370,656	5,421,532	—	—
✧✧LVIP Delaware Bond Fund	247,902,494	13,255,317	8,309,827	(408,068)	(7,169,489)	245,270,427	17,555,682	—	—
✧✧LVIP JPMorgan High Yield Fund	37,125,233	146,183	1,222,033	3,655	756,169	36,809,207	3,394,431	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	7,690,745	17,931	2,783,465	29,897	(19,632)	4,935,476	489,048	—	—
✧✧LVIP SSGA Bond Index Fund	56,738,439	3,540,454	1,909,427	(65,908)	(1,924,472)	56,379,086	4,842,732	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	7,686,785	383,631	259,682	(3,669)	(8,728)	7,798,337	748,904	—	—
✧✧LVIP Western Asset Core Bond Fund	247,544,383	13,863,811	8,279,276	(253,599)	(9,184,986)	243,690,333	23,481,435	—	—
Global Equity Fund-1.01%@
✧✧LVIP BlackRock Global Real Estate Fund	11,636,741	28,520	709,332	(27,697)	814,592	11,742,824	1,260,095	—	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	11,405,305	618,161	381,885	(5,976)	(400,265)	11,235,340	963,497	—	—
International Equity Funds-10.88%@
✧✧LVIP Loomis Sayles Global Growth Fund	11,841,690	28,520	1,343,538	290,199	67,958	10,884,829	673,900	—	—
✧✧LVIP MFS International Growth Fund	24,010,227	57,897	1,425,282	500,676	(447,475)	22,696,043	1,041,867	—	—
✧✧LVIP Mondrian International Value Fund	16,826,838	40,784	1,276,463	93,605	982,139	16,666,903	1,019,757	—	—
✧✧LVIP SSGA Developed International 150 Fund	11,986,587	28,520	1,503,296	122,691	1,227,440	11,861,942	1,391,593	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	15,723,789	15,290,419	736,536	(4,918)	(999,041)	29,273,713	2,165,376	—	—
✧✧LVIP SSGA International Index Fund	44,578,011	103,156	10,788,071	3,427,569	(1,926,609)	35,394,056	3,306,002	—	—
Total	$1,159,024,635	$59,387,276	$95,277,701	$28,876,884	$(16,201,082)	$1,135,810,012		$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–4